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March 28, 2006


Securities and Exchange Commission
100 F. Street NE
Washington, DC 20549


Re: Merrill Lynch Mortgage Investors, Inc.
    Registration Statement on Form S-3
    File No. 333-130545
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Ladies and Gentlemen:

         On behalf of Merrill Lynch Mortgage Investors, Inc. ("MLMI"), we hereby submit for filing under the Securities Act of 1933, as amended, via EDGAR, Amendment No. 3 to MLMI's Registration Statement on Form S-3.

         If there are any questions with respect to the enclosed materials, please do not hesitate to call me at (215) 994-2777.

         Sincerely,

         Steven J. Molitor

         Enclosure